Commitments and Contingencies	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies

Legal Proceedings

In early 2014, several purported shareholder derivative complaints were filed against our company, as nominal defendant, and certain of our officers and directors in the Circuit Court of Oregon for the County of Multnomah, the U.S. District Court for the District of Oregon, and the Delaware Court of Chancery. On April 11, 2014, the derivative complaints pending in the U.S. District Court for the District of Oregon were consolidated in the matter of In Re Galena Biopharma, Inc. Derivative Litigation, No. 3:14-cv-382-SI (D. Or.), and on August 25, 2014, the lead plaintiffs filed a consolidated amended complaint. On July 21, 2014, all of the derivative complaints pending in the Delaware Court of Chancery were consolidated in the matter of In re Galena Biopharma, Inc. Stockholder Derivative Litigation, Consolidated C.A. No. 9715-VCN (Del. Ch.). On February 10, 2015, the lead plaintiffs in the derivative complaints pending in the Delaware Court of Chancery voluntarily dismissed their action without prejudice. As a result of this dismissal, and at the recommendation of the special litigation committee of the board established on July 21, 2014 to investigate the derivative claims, on February 26, 2015 our board of directors disbanded the special litigation committee.

The operative complaints allege, among other things, breaches of fiduciary duties and abuse of control by the officers and directors in connection with public statements purportedly issued by us or on our behalf and sales of our common stock by our officers and directors in January and February of 2014, improper stock-option grants, and excessive compensation of our non-employee directors.

Also, five purported securities class action complaints filed in the U.S. District Court for the District of Oregon have been consolidated into a single action, In re Galena Biopharma, Inc. Securities Litigation, No. 3:14-cv-367-SI (D. Or.), and a lead plaintiff has been appointed. On October 31, 2014, the lead plaintiff filed a consolidated amended complaint, which alleges, among other things, that our company and certain of our officers and directors violated the federal securities laws by making materially false and misleading statements and omissions in press releases and in filings with the SEC arising out of the same circumstances that are the subject of the derivative actions described above, and which alleges that certain of our officers and directors sold company stock while in possession of material non-public information.

We intend to vigorously defend against and seek resolution to the foregoing claims. At December 31, 2014, we have not recorded any liabilities with respect to the claims in our consolidated financial statements. We believe that claims are covered under our liability insurance, and we have notified our insurance carriers of the claims. The insurers have responded by requesting additional information and by reserving their rights under the policies, including the rights to deny coverage under various policy exclusions. Subject to their reservation of rights, we are being reimbursed by our insurer for substantially all legal fees relating to our defense of the claims.

We are aware that the SEC is investigating certain matters relating to the use of certain outside investor-relations professionals by us and other public companies. We have been in contact with the SEC staff through our counsel and are cooperating with the investigation.

Litigation is inherently uncertain, and there is no assurance as to the outcome of the matters described above. We could incur substantial unreimbursed legal fees, settlements, judgments, and other expenses in connection with these or other legal and regulatory proceedings that may not qualify for coverage under, or may exceed the limits of, our applicable directors and officers liability insurance policies and could have a material adverse effect on our financial condition, liquidity, and results of operations. These matters also may distract the time and attention of our officers and directors or divert our other resources away from our ongoing commercial and development programs. An unfavorable outcome in any of these matters could damage our business and reputation or result in additional claims or proceedings against us.

Commitments

The company acquires assets still in development and enters into research and development arrangements with third parties that often require milestone and royalty payments based on the progress of the asset through development stages. Milestone payments may be required, for example, upon approval of the product for marketing by a regulatory agency. In certain agreements, the company is required to make royalty payments based upon a percentage of the sales. Because of the contingent nature of these payments, they are not included in the table of contractual obligations shown below.

These arrangements may be material individually, and in the unlikely event that milestones for multiple products covered by these arrangements were reached in the same period, the aggregate charge to expense could be material to the results of operations. In addition, these arrangements often give the company the discretion to unilaterally terminate development of the product, which would allow the company to avoid making the contingent payments; however, the company is unlikely to cease development if the compound successfully achieves clinical testing objectives. The company’s contractual obligations that will require future cash payments as of December 31, 2014 are as follows (in thousands):

	Operating Leases(1)	Non-Cancelable Employment Agreements(2)	Subtotal	Cancelable License Agreements(3)	Total
2015	$74	$828	$902	$350	$1,252
2016	83	100	183	350	533
2017	82	—	82	350	432
2018	70	—	70	350	420
2019 and thereafter	—	—	—	6,815	6,815
Total	$309	$928	$1,237	$8,215	$9,452

(1)
Operating leases are primarily facility and equipment related obligations with third party vendors. Operating lease expenses during the years ended December 31, 2014, 2013, and 2012 were approximately $72,000, $77,000 and $139,000, respectively.

(2)
Employment agreement obligations include management contracts, as well as scientific advisory board member compensation agreements. Certain agreements, which have been revised from time to time, provide for minimum salary levels, adjusted annually at the discretion of the Compensation Committee, as well as for minimum bonuses that are payable.

(3)
License agreements generally relate to the company’s obligations with The Board of Regents, University of Texas and Henry M. Jackson Foundation for our oncology therapies. The company continually assesses the progress of its licensed technology and the progress of its research and development efforts as it relates to its licensed technology and may terminate with notice to the licensor at any time. In the event these licenses are terminated, no amounts will be due.

The company applies the disclosure provisions FASB ASC Topic 460 (“ASC 460”), “ Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others ”, to its agreements that contain guarantee or indemnification clauses. The company provides (i) indemnifications of varying scope and size to certain investors and other parties for certain losses suffered or incurred by the indemnified party in connection with various types of third-party claims and (ii) indemnifications of varying scope and size to officers and directors against third party claims arising from the services they provide to us. These indemnifications give rise only to the disclosure provisions of ASC 460. To date, the company has not incurred costs as a result of these obligations and does not expect to incur material costs in the future. Accordingly, the company has not accrued any liabilities in its financial statements related to these indemnifications.

We have received a Paragraph IV certification notice from Actavis Pharma, Inc. and related companies (Actavis) contending that the patents held by Orexo for Abstral that are listed in the Orange Book (U.S. Patents 6,759,059, 6,761,910 and 7,910,132, which expire in August 2026, July 2023 and January 2016), are invalid, unenforceable and/or will not be infringed by the manufacture, use, or sale of a generic form of Abstral. In response to these notices, Orexo filed suit against Actavis to defend their patent rights, which we license from Orexo. We are obligated under our contract with Orexo to absorb 88% of the legal costs associated with defending Abstral patents. We intend to work with Orexo to continue to vigorously enforce intellectual property rights relating to any future challenges the Abstral product.